ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO


SEMI-ANNUAL REPORT
DECEMBER 31, 1996
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            MUNICIPAL BONDS-81.6%
            ALABAMA-1.2%
            DECATUR SOLID WASTE
            (Trico Steel Co. Project) AMT VRDN*
$  15,000   3/01/26                                4.30%     $15,000,000

            ALASKA-0.8%
            ALASKA IDA
            (Healy Clean Coal Project)
            Series '96A AMT VRDN*
   10,000   4/01/23                                4.25       10,000,000

            ARIZONA-2.6%
            MARICOPA COUNTY TAN
            (Cartwright Elementary School)
    5,400   7/31/97                                4.05        5,413,620
            MARICOPA COUNTY TAN
            (Chandler Unified School
            District No. 80)
    6,300   7/31/97                                4.00        6,317,650
            PHOENIX IDA
            (America West Airlines) AMT VRDN*
   18,000   8/01/16                                4.45       18,000,000
            TUCSON IDA
            (Santa Rita Hotel)
            Series B AMT VRDN*
    1,765   12/01/16                               4.25        1,765,000
                                                             -----------
                                                              31,496,270

            ARKANSAS-1.0%
            ARKANSAS DEVELOPMENT
            FINANCE AUTHORITY SFMR
            Series I AMT PPB*
    5,000   11/05/97                               3.80        5,000,000
            MILLER COUNTY
            (Tyson Foods, Inc. Project)
            Series '96 AMT VRDN*
    7,500   11/01/21                               4.40        7,500,000
                                                             -----------
                                                              12,500,000

            CALIFORNIA-3.4%
            CALIFORNIA HFA SFMR
            (Home Mortgage Revenue)
            Series '96J AMT PPB*
    3,800   7/24/97                                4.00        3,800,000
            CALIFORNIA HIGHER ED
            Student Loan Revenue Series D-2 PPB*
    6,300   7/01/97                                3.95        6,300,000
            CALIFORNIA SCHOOL CASH RESERVE NOTE
            Series A MBIA
    4,500   7/02/97                                3.95        4,516,581
            LONG BEACH
            Res. Rec.: (Southeast Fac.
            Auth. Lease Rev.)
            Series '95B AMT VRDN*
   11,300   12/01/18                               4.20       11,300,000
            LOS ANGELES COUNTY TRAN
            Local Educational Agency FSA
    7,600   6/30/97                                4.05        7,625,055
            SAN JOSE COUNTY TRAN
            (Unified School District) Series '96
    7,200   8/05/97                                3.95        7,222,516
                                                             -----------
                                                              40,764,152

            COLORADO-0.5%
            COLORADO STUDENT
            OBLIGATION BOND AUTHORITY
            Student Loan Revenue
            Series '90A AMT VRDN*
    2,700   9/01/24                                4.10        2,700,000
            COLORADO STUDENT
            OBLIGATION BOND AUTHORITY
            Student Loan Revenue
            Series '93B AMT VRDN*
    3,200   7/01/20                                4.10        3,200,000
                                                             -----------
                                                               5,900,000

            DELAWARE-0.9%
            DELAWARE ECONOMIC
            DEVELOPMENT AUTHORITY
            (Orient Chemical Co.) AMT VRDN*
    4,620   11/01/99                               4.38        4,620,000
            DELAWARE ECONOMIC
            DEVELOPMENT AUTHORITY
            Waste Recovery
            Series '96A AMT VRDN*
    5,800   12/01/28                               4.15        5,800,000
                                                             -----------
                                                              10,420,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            DISTRICT OF COLUMBIA-2.1%
            DISTRICT OF COLUMBIA HFA MFHR
            (Tyler Housing) AMT VRDN*
$  10,500   8/01/25                                4.35%     $10,500,000
            DISTRICT OF COLUMBIA SFMR
            Series B AMT PPB*
   10,000   12/01/97                               3.75       10,000,000
            DISTRICT OF COLUMBIA SFMR
            Series C AMT PPB*
    5,000   12/01/97                               3.90        5,000,000
                                                             -----------
                                                              25,500,000

            FLORIDA-0.8%
            FLORIDA HFA MFHR
            (Ashley Lake II)
            Series J AMT VRDN*
      600   12/01/11                               4.05          600,000
            ORANGE COUNTY HFA SFMR
            Series '96B AMT PPB*
    9,000   4/01/97                                3.65        9,000,000
                                                             -----------
                                                               9,600,000

            GEORGIA-0.3%
            COLLEGE PARK IDR
            (Wynefield 1 Project) AMT VRDN*
    3,900   12/01/16                               3.70        3,900,000
            HAWAII-2.0%
            HAWAII DEPARTMENT OF
            BUDGET & FINANCE
            (Wailuku River Hydro Project)
            Series '91 AMT VRDN*
   14,300   12/01/21                               3.35       14,300,000
            HAWAII HFA MFHR
            (Tropicana West Project)
            Series '85A VRDN*
   10,100   8/01/10                                3.00       10,100,000
                                                             -----------
                                                              24,400,000

            ILLINOIS-10.2%
            CHICAGO AIRPORT REVENUE
            (Northwest Airlines Project)
            Series B AMT VRDN*
   16,400   2/01/24                                4.55       16,400,000
            CHICAGO AIRPORT REVENUE
            (O'Hare International Airport)
            Series '88A AMT VRDN*
   20,500   1/01/18                                4.20       20,500,000
            ELMHURST HOSPITAL REVENUE
            (Joint Comm. Health Org.)
            Series '88 VRDN*
   20,795   7/01/18                                4.30       20,795,000
            FRANKLIN PARK IDR
            (Maclean-Fogg Co. Project)
            Series '95 AMT VRDN*
    5,000   2/01/07                                4.40        5,000,000
            ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            (Tajon Warehousing Corp.)
            Series A AMT VRDN*
    3,400   1/01/10                                4.25        3,400,000
            ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            (U.G.N. Inc. Project)
            Series '86 AMT VRDN*
    3,500   9/15/11                                4.55        3,500,000
            ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY
            (Valspar Corp.)
            Series '95 AMT VRDN*
    6,000   8/01/15                                4.25        6,000,000
            ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY IDR
            (THK America Inc. Project)
            Series '91 AMT VRDN*
    3,700   7/01/11                                4.55        3,700,000
            ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY MFHR
            (River Oaks Project)
            Series '88 AMT VRDN*
   15,500   12/15/19                               4.10       15,500,000
            ILLINOIS DEVELOPMENT
            FINANCE AUTHORITY PCR
            (Illinois Power Project)
            Series '87C AMT VRDN*
    8,900   3/01/17                                3.00        8,900,000


2



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            ILLINOIS HDA
            (Homeowner Mortgage)
            Series '96F-2 AMT PPB*
$  10,800   12/18/97                               3.70%     $10,800,000
            LAKE COUNTY SOLID WASTE REVENUE
            (Countryside Landfill Inc.) AMT VRDN*
    5,670   4/01/21                                4.20        5,670,000
            SOUTHWESTERN ILLINIOS
            DEVELOPMENT AUTHORITY
            (Shell Oil/Wood River Project)
            Series '92 AMT VRDN*
    2,700   4/01/22                                5.05        2,700,000
                                                             -----------
                                                             122,865,000

            INDIANA-1.2%
            JEFFERSONVILLE IDR
            (Apollo America Corp.)
            Series '91 AMT VRDN*
    2,500   10/01/11                               4.35        2,500,000
            PETERSBURG SOLID WASTE
            (Indianapolis Power & Light)
            Series '94A AMT VRDN*
    5,000   12/01/24                               4.10        5,000,000
            ST. JOSEPH'S COUNTY
            (Edcoat Limited Partnership)
            Series '95 AMT VRDN*
    5,000   9/01/25                                4.35        5,000,000
            WESTFIELD IDR
            (Porter Project)
            Series '89 AMT VRDN*
    2,200   12/01/09                               4.25        2,200,000
                                                             -----------
                                                              14,700,000

            KANSAS-0.4%
            WICHITA COUNTY
            (CSJ Health Systems)
            Series XXV '85 VRDN*
    4,900   10/01/11                               4.30        4,900,000

            KENTUCKY-3.9%
            BOWLING GREEN IDR
            (TWN Fastener Inc.)
            Series '88 AMT VRDN*
    4,125   3/01/08                                4.55        4,125,000
            BOWLING GREEN IDR
            (Woodcraft Industries, Inc.)
            Series '95 AMT VRDN*
    5,400   3/01/25                                4.35        5,400,000
            JEFFERSON COUNTY
            INDUSTRIAL DEVELOPMENT
            (Strawberry Lane Venture)
            AMT VRDN*
    3,280   7/01/19                                4.25        3,280,000
            KENTUCKY RURAL ECONOMIC
            DEVELOPMENT AUTHORITY
            (Heaven Hill Project) AMT VRDN*
    2,300   10/01/16                               4.25        2,300,000
            LOUISVILLE AIRPORT REVENUE
            (Louisville Airport)
            Series '89B AMT VRDN*
   25,300   2/01/19                                4.30       25,300,000
            MAYFIEL REVENUE LEASE
            (Kentucky League of
            Cities Funding Pool)
            Series '96 VRDN*
    7,000   7/01/26                                4.30        7,000,000
                                                             -----------
                                                              47,405,000

            LOUISIANA-0.8%
            NEW ORLEANS BOND
            (International Airport)
            FGIC AMT Pre-Refunded
    4,500   8/01/97                                3.65        4,721,659
            PARISH OF IBERVILLE
            (Dow Chemical Project) AMT VRDN*
    5,000   8/01/01                                4.25        5,000,000
                                                             -----------
                                                               9,721,659

            MISSOURI-0.7%
            MEXICO IDA
            (Optec D.D. USA Inc. Project)
            Series '87 AMT VRDN*
    7,000   10/01/97                               4.38        7,000,000
            MISSOURI ECONOMIC
            DEVELOPMENT AUTHORITY
            (Plastic Enterprises)
            Series '90A AMT VRDN*
    1,845   9/01/05                                4.35        1,845,000
                                                             -----------
                                                               8,845,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            NEBRASKA-1.2%
            NEBRASKA FINANCE AUTHORITY SFMR
            Series '96C AMT PPB*
$  13,800   5/01/97                                3.85%     $13,800,000

            NEVADA-1.0%
            CLARK COUNTY IDB
            (Nevada Power Co. Project)
            Series '95B AMT VRDN*
    8,000   10/01/30                               4.25        8,000,000
            NEVADA HFA
            (Oakmont at Fort Apache Road)
            Series '96A AMT VRDN*
    4,000   10/01/26                               4.30        4,000,000
                                                              12,000,000

            NEW HAMPSHIRE-1.5%
            NASHUA HOUSING AUTHORITY MFHR
            (Clocktower Project) AMT VRDN*
    5,058   10/20/28                               4.60        5,058,000
            NEW HAMPSHIRE IDA
            (SCI Manufacturing, Inc.)
            Series '89 AMT VRDN*
    5,700   6/01/14                                4.40        5,700,000
            NEW HAMPSHIRE PCR
            (Public Service Co. of NH Project)
            Series '92D AMT VRDN*
    7,000   5/01/21                                4.25        7,000,000
                                                             -----------
                                                              17,758,000

            NEW JERSEY-2.9%
            JERSEY CITY
            School Promissory Note
    4,500   3/07/97                                3.60        4,500,488
            JERSEY CITY BAN
   12,000   3/27/97                                3.80       12,019,329
            JERSEY CITY BAN
    9,900   9/26/97                                4.05        9,931,416
            PLEASANTVILLE SCHOOL DISTRICT
            Temporary Notes
    8,500   8/28/97                                4.00        8,513,319
                                                             -----------
                                                              34,964,552

            NEW MEXICO-1.3%
            NEW MEXICO SFMR
            Series '96F-2 AMT PPB*
   15,850   8/28/97                                4.05       15,850,000

            NEW YORK-5.0%
            HEMPSTEAD BAN
            Series '96A
    7,000   3.50%, 2/28/97                         3.48        6,999,110
            NEW YORK CITY IDR
            (Brooklyn Navy Yard Project)
            Series '95B AMT VRDN*
   36,400   7/01/29                                4.20       36,400,000
            NEW YORK CITY RAN
            Series A
   16,500   4/15/97                                3.70       16,536,880
                                                             -----------
                                                              59,935,990

            NORTH CAROLINA-4.5%
            BLADEN COUNTY PCR
            (BCH Energy Project)
            Series '93 AMT VRDN*
   18,000   11/01/20                               4.35       18,000,000
            LENOIR COUNTY IDR PCR
            (Carolina Energy Project)
            AMT VRDN*
   33,700   7/01/22                                4.35       33,700,000
            NORTH CAROLINA MEDICAL CARE
            (Pooled Financing Project)
            Series A VRDN*
    3,000   10/01/16                               4.25        3,000,000
                                                             -----------
                                                              54,700,000

            OHIO-2.6%
            OHIO HFA
            Residential Mortgage Revenue Bonds
            Series '96A-3 AMT PPB*
   14,000   3/03/97                                3.40       14,000,000
            OHIO HFA
            Residential Mortgage Revenue Bonds
            Series '96B-3 AMT PPB
   14,300   8/13/97                                4.00       14,300,000
            OHIO WATER DEVELOPMENT AUTHORITY
            (Ohio Edison Co.)
            Series A AMT PPB*
    3,600   5/01/97                                3.80        3,600,000
                                                             -----------
                                                              31,900,000


4



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            OREGON-3.0%
            OREGON ECONOMIC DEVELOPMENT CORP.
            (McFarland Cascade Project)
            AMT VRDN*
$   1,690   11/01/16                               4.40%     $ 1,690,000
            OREGON HOUSING AND COMMUNITY
            SERVICES SFMR
            (Mortgage Revenue Bonds)
            Series '96C AMT
    3,700   5/15/97                                3.85        3,700,000
            OREGON HOUSING AND COMMUNITY
            SERVICES SFMR
            Series K AMT PPB*
    5,800   6/01/97                                3.65        5,800,000
            PORT OF PORTLAND IDR
            (Portland Bulk Terminals)
            Series '96 AMT VRDN*
   25,000   10/01/25                               4.25       25,000,000
                                                             -----------
                                                              36,190,000

            PENNSYLVANIA-1.2%
            PENNSYLVANIA HIGHER EDUCATION
            STUDENT LOAN REVENUE
            Series '88C AMT VRDN*
    5,100   7/01/18                                4.25        5,100,000
            PHILADELPHIA GO TRAN
            Series '96A
    9,000   6/30/97                                3.95        9,023,450
                                                             -----------
                                                              14,123,450

            RHODE ISLAND-0.3%
            RHODE ISLAND HOUSING AND
            MORTGAGE FINANCE CORP.
            (Homeownership Opportunity)
            Series 19D AMT PPB*
    4,000   1/30/97                                3.55        4,000,000

            SOUTH CAROLINA-4.2%
            BERKELEY COUNTY IDB
            (Nucor Corp. Project)
            Series '95 AMT VRDN*
   19,500   9/01/28                                4.25       19,500,000
            BERKELEY COUNTY IDB
            (Nucor Corp. Project)
            Series '96 AMT VRDN*
   11,000   3/01/29                                4.25       11,000,000
            LAURENS COUNTY IDR
            (Nicca USA Project) AMT VRDN*
    8,500   4/01/09                                4.70        8,500,000
            SOUTH CAROLINA JOBS IDR
            (Venture Packaging)
            Series '95 AMT VRDN*
    7,655   4/01/16                                4.30        7,655,000
            YORK COUNTY PCR
            (Electric Project)
            Series '84N-6 PPB*
    3,600   3/15/97                                3.80        3,600,000
                                                             -----------
                                                              50,255,000

            SOUTH DAKOTA-1.0%
            SOUTH DAKOTA HFA SFMR
            (Homeownership Mortgage)
            Series G
   12,100   5/01/97                                3.93       12,112,209

            TENNESSEE-3.0%
            HAMILTON COUNTY
            INDUSTRIAL DEVELOPMENT
            (Komatsu American Manufacturing)
            Series '85 VRDN*
    5,400   11/01/05                               4.30        5,400,000
            MEMPHIS-SHELBY
            COUNTY AIRPORT REVENUE
            Series '96B AMT VRDN*
   17,300   3/01/14                                4.30       17,300,000
            TENNESSEE HDA SFMR
            (Homeownership Program)
            Series '96-5 AMT PPB*
   13,500   8/21/97                                4.00       13,494,687
                                                             -----------
                                                              36,194,687

            TEXAS-8.5%
            GREATER EAST TEXAS
            STUDENT LOAN REVENUE
            Series '95A AMT PPB*
   10,650   5/01/97                                3.85       10,650,000
            GREATER EAST TEXAS
            STUDENT LOAN REVENUE
            Series '96A AMT PPB*
   28,800   3/01/97                                3.35       28,792,597
            GULF COAST IDA
            (Gruma Corp. Project) AMT VRDN*
    6,850   11/01/09                               4.50        6,850,000


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            HARRIS COUNTY IDR
            (Nippon Pigment USA Project)
            Series '87 AMT VRDN*
$   3,500   7/01/02                                4.50%     $ 3,500,000
            NORTH TEXAS HIGHER EDUCATION
            (Student Loan Revenue)
            Series '87 AMT VRDN*
   27,000   12/01/05                               4.10       27,000,000
            PANHANDLE PLAINS
            STUDENT LOAN REVENUE
            Series '91A AMT VRDN*
    3,000   6/01/21                                4.10        3,000,000
            PANHANDLE PLAINS
            STUDENT LOAN REVENUE
            Series '93A AMT VRDN*
    4,800   6/01/23                                4.10        4,800,000
            PANHANDLE PLAINS
            STUDENT LOAN REVENUE
            Series '95A AMT VRDN*
    2,200   6/01/25                                4.10        2,200,000
            SAN ANTONIO IDA
            (Gruma Corp. Project) AMT VRDN*
    6,150   11/01/09                               4.50        6,150,000
            TEXAS GO TRAN
            Series '96
    9,000   8/29/97                                3.97        9,044,387
                                                             -----------
                                                             101,986,984

            UTAH-2.0%
            SALT LAKE COUNTY SOLID WASTE
            (Kennecott Copper) AMT VRDN*
    5,200   8/01/30                                4.25        5,200,000
            UTAH HFA SFMR
            (Home Mortgage Revenue)
            Series '96-3 AMT VRDN*
    5,550   7/01/26                                4.35        5,550,000
            UTAH HFA SFMR
            (Home Mortgage Revenue)
            Series '95-3 VRDN*
    2,000   7/01/16                                4.25        2,000,000
            UTAH HFA SFMR
            (Home Mortgage Revenue)
            Series '96-2 VRDN*
   10,680   7/01/16                                4.25       10,680,000
            UTAH HFA SFMR
            (Home Mortgage Revenue)
            Series 4 AMT VRDN*
    1,100   7/01/28                                4.35        1,100,000
                                                             -----------
                                                              24,530,000

            VIRGINIA-0.8%
            ALEXANDRIA REDEVELOPMENT
            AND HOUSING MFHR
            (Crystal City Apts. Project)
            Series '90A AMT VRDN*
    3,400   12/15/18                               4.25        3,400,000
            AMELIA COUNTY IDA
            (Chambers Waste System) AMT VRDN*
      700   7/01/07                                4.35          700,000
            KING GEORGE COUNTY IDR
            (Garnet of Virginia, Inc.)
            Series '96 AMT VRDN*
    2,000   9/01/21                                4.20        2,000,000
            RICHMOND MFHR
            (Tobacco Row Revenue)
            Series '89B-2 AMT VRDN*
    4,000   10/01/24                               4.40        4,000,000
                                                             -----------
                                                              10,100,000

            WASHINGTON-4.2%
            PORT OF PORT ANGELES IDR
            (Daishowa America Project)
            Series '91 AMT VRDN*
    5,700   6/01/06                                4.55        5,700,000
            PORT OF PORT ANGELES IDR
            (Daishowa America Project)
            Series '92B AMT VRDN*
    6,500   8/01/07                                4.55        6,500,000
            PORT OF PORT ANGELES IDR
            (Daishowa America Project)
            Series '92B AMT VRDN*
    2,725   12/01/07                               4.55        2,725,000
            WASHINGTON HFA MFHR
            (Larkia Place Apartments)
            Series '96 AMT VRDN*
    5,565   7/01/28                                4.20        5,565,000


6



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            WASHINGTON HOUSING FINANCE
            COMMISSION MFHR
            (Assisted Living Concepts)
            AMT VRDN*
$   5,600   1/01/17                                4.35%     $ 5,600,000
            WASHINGTON HOUSING FINANCE
            COMMISSION MFHR
            (Brittany Park Project)
            Series A AMT VRDN*
    5,000   10/01/21                               4.35        5,000,000
            WASHINGTON HOUSING FINANCE
            COMMISSION MFHR
            (Heatherstone Apts.)
            Series '95 AMT VRDN*
    9,800   7/01/25                                4.20        9,800,000
            WASHINGTON STUDENT
            LOAN FINANCE ASSOCIATION
            (Third Program) Series B AMT VRDN*
    9,500   12/01/02                               4.25        9,500,000
                                                             -----------
                                                              50,390,000

            WYOMING-0.6%
            WYOMING COMMUNITY DEVELOPMENT
            AUTHORITY MFHR
            (Mountainside)
            Series A FSA AMT VRDN*
    7,300   9/01/28                                4.20        7,300,000

            Total Municipal Bonds
            (amortized cost $985,999,444)                    986,007,953

            COMMERCIAL PAPER-23.4%
            ALABAMA-0.5%
            PHENIX CITY IDB
            (Mead Board Project) AMT
    6,600   2/26/97                                3.55        6,600,000

            CALIFORNIA-0.2%
            CALIFORNIA GO
    3,000   2/12/97                                3.40        3,000,000

            COLORADO-0.9%
            DENVER AIRPORT REVENUE
            Series B AMT
    7,300   2/18/97                                3.60        7,300,000
            DENVER AIRPORT REVENUE
            Series E AMT
    3,000   2/18/97                                3.60        3,000,000
                                                             -----------
                                                              10,300,000

            FLORIDA-0.6%
            HILLSBOROUGH COUNTY
            (Tampa Intl. Airport)
            Series '94 AMT
    3,100   4/01/97                                3.60        3,100,000
            JACKSONVILLE
            Series A
    4,000   2/19/97                                3.45        4,000,000
                                                             -----------
                                                               7,100,000

            GEORGIA-1.8%
            ATHENS CLARKE IDA
            (Rhone-Merieux Inc. Project)
            Series '88 AMT
    2,600   3/05/97                                3.55        2,600,000
            GEORGIA MUNICIPAL
            ELECTRIC AUTHORITY
            Series '85C
    8,000   4/01/97                                3.50        8,000,000
            GEORGIA MUNICIPAL GAS AUTHORITY
            (Southern Portfolio 1 Project)
            Series D
    7,400   3/06/97                                3.55        7,400,000
            GEORGIE MUNICIPAL ELECTRIC AUTHORITY
            (Project No. 1) Series '94E
    3,500   4/01/97                                3.55        3,500,000
                                                             -----------
                                                              21,500,000

            HAWAII-0.5%
            HAWAII DEPARTMENT OF
            BUDGET & FINANCE
            (Citizens Utility Company)
            Series '88A AMT
    6,000   2/25/97                                3.55        6,000,000


7



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            INDIANA-2.4%
            INDIANA SOLID WASTE
            FINANCE AUTHORITY
            (Pure Air Lake)
            Series '91A AMT
$   9,000   3/13/97                                3.65%      $9,000,000
            JASPER COUNTY
            (Northern Indiana Public
            Service Project)
            Series '88C
    9,500   2/28/97                                3.55        9,500,000
            JASPER COUNTY
            (Northern Indiana Public
            Service Project)
            Series '88C
   10,000   4/08/97                                3.55       10,000,000
                                                             -----------
                                                              28,500,000

            MICHIGAN-0.8%
            MICHIGAN STATE BUILDING AUTHORITY
   10,000   5/01/97                                3.50       10,000,000

            MISSOURI-0.2%
            INDEPENDENCE MUNICIPAL
            WATER UTILITY REVENUE
            Series '86
    2,250   2/21/97                                3.45        2,250,000

            NEVADA-0.2%
            CLARK COUNTY PCR
            (Southern CA Edison Project)
            Series '87A AMT
    2,300   2/26/97                                3.50        2,300,000

            NEW YORK-1.7%
            NEW YORK CITY WATER
            FINANCING AUTHORITY
   15,000   4/07/97                                3.60       15,000,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            AMT
    5,145   3/07/97                                3.60        5,145,000
                                                             -----------
                                                              20,145,000

            NORTH CAROLINA-0.8%
            NORTH CAROLINA EASTERN
            MUNICIPAL POWER
   10,000   3/11/97                                3.50       10,000,000

            OHIO-1.7%
            MONTGOMERY COUNTY HOSPITAL REVENUE
            (Miami Valley Hospital) Series C
    4,500   3/27/97                                3.45        4,500,000
            OHIO WATER DEVELOPMENT AUTHORITY
            (Dusquesne Light Co. Project)
            Series '88 AMT
    3,000   3/11/97                                3.45        3,000,000
            OHIO WATER DEVELOPMENT AUTHORITY
            (Dusquesne Light Co. Project)
            Series '88 AMT
    1,000   3/10/97                                3.50        1,000,000
            OHIO WATER DEVELOPMENT AUTHORITY
            (Dusquesne Light Co. Project)
            Series '88 AMT
    2,000   3/25/97                                3.50        2,000,000
            OHIO WATER DEVELOPMENT AUTHORITY
            (Dusquesne Light Co. Project)
            Series '88 AMT
    8,350   2/12/97                                3.50        8,350,000
            OHIO WATER DEVELOPMENT AUTHORITY
            (Dusquesne Light Co. Project)
            Series '88 AMT
    2,000   3/06/97                                3.60        2,000,000
                                                             -----------
                                                              20,850,000

            PENNSYLVANIA-2.3%
            BEAVER COUNTY PCR
            (Dusquesne Light Co.)
            Series '93A AMT
    1,000   2/21/97                                3.60        1,000,000
            CARBON COUNTY
            Res. Rec.: (Panther Creek Project)
            Series '90 AMT
    3,000   3/11/97                                3.45        3,000,000


8



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            CARBON COUNTY
            Res. Rec.: (Panther Creek Project)
            Series '91 AMT
$   1,545   3/11/97                                3.45%     $ 1,545,000
            CARBON COUNTY
            Res. Rec.: (Panther Creek Project)
            Series '91 AMT
    1,000   3/10/97                                3.50        1,000,000
            CARBON COUNTY
            Res. Rec.: (Panther Creek Project)
            Series '91 AMT
    4,500   3/14/97                                3.65        4,500,000
            VENANGO IDA
            Res. Rec.: (Scrubgrass Project)
            Series '90B AMT
    3,700   3/14/97                                3.65        3,700,000
            VENANGO IDA
            Res. Rec.: (Scrubgrass Project)
            Series '93 AMT
    2,300   3/11/97                                3.45        2,300,000
            VENANGO IDA
            Res. Rec.: (Scrubgrass Project)
            Series '93 AMT
    2,915   3/26/97                                3.50        2,915,000
            VENANGO IDA
            Res. Rec.: (Scrubgrass Project)
            Series '93 AMT
    7,200   3/14/97                                3.65        7,200,000
                                                             -----------
                                                              27,160,000

            SOUTH CAROLINA-0.2%
            SOUTH CAROLINA PUBLIC SERVICE
    3,000   3/27/97                                3.45        3,000,000

            TEXAS-3.7%
            BRAZOS RIVER AUTHORITY PCR
            (Texas Utilities Project)
            Series '94A AMT
    2,500   3/10/97                                3.50        2,500,000
            BRAZOS RIVER AUTHORITY PCR
            (Texas Utilities Project)
            Series '94A AMT
    3,000   3/27/97                                3.55        3,000,000
            BRAZOS RIVER AUTHORITY PCR
            (Texas Utilities Project)
            Series '94A AMT
   12,200   3/14/97                                3.65       12,200,000
            BRAZOS RIVER AUTHORITY PCR
            (Texas Utilities Project)
            Series '94B AMT
    1,500   5/01/97                                3.65        1,500,000
            BRAZOS RIVER HARBOR
            NAVIGATION DISTRICT PCR
            (Dow Chemical Project)
            Series '88 AMT
    2,000   2/13/97                                3.50        2,000,000
            BRAZOS RIVER HARBOR
            NAVIGATION DISTRICT PCR
            (Dow Chemical Project)
            Series '92 AMT
    1,000   2/26/97                                3.50        1,000,000
            BROWNSVILLE UTILITY SYSTEMS
            Series A
    3,900   3/07/97                                3.55        3,900,000
            HOUSTON AIRPORT REVENUE
            Series A AMT
    7,000   2/20/97                                3.50        7,000,000
            HOUSTON AIRPORT REVENUE
            Series A AMT
    2,200   2/18/97                                3.55        2,200,000
            PORT OF CORPUS CHRISTI PCR
            (Koch Refining Co. Project) AMT
    9,500   3/27/97                                3.55        9,500,000
                                                             -----------
                                                              44,800,000

            UTAH-2.3%
            TOOELE COUNTY WASTE REVENUE
            (Rollins Environmental, Inc.)
            Series A AMT
    9,000   3/12/97                                3.50        9,000,000


9



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)     SECURITY#                             YIELD          VALUE
------------------------------------------------------------------------
            TOOELE COUNTY WASTE REVENUE
            (Rollins Environmental, Inc.)
            Series A AMT
$  18,400   3/13/97                                3.50%     $18,400,000
                                                              27,400,000

            VIRGINIA-0.6%
            LOUISA VIRGINIA IDA
            (Virginia Electric & Power Co.)
            Series '85
    6,225   3/12/97                                3.55        6,225,000
            PENINSULA PORT AUTHORITY
            (CSX Transportation Inc.)
            Series '92
    1,000   2/20/97                                3.55        1,000,000
                                                             -----------
                                                               7,225,000

            WEST VIRGINIA-1.2%
            WEST VIRGINIA PUBLIC
            ENERGY AUTHORITY
            (Morgantown Energy Assoc.)
            Series '89A AMT
    9,100   3/10/97                                3.50        9,100,000
            WEST VIRGINIA PUBLIC
            ENERGY AUTHORITY
            (Morgantown Energy Assoc.)
            Series '89A AMT
    5,000   3/14/97                                3.65        5,000,000
                                                             -----------
                                                              14,100,000

            PUERTO RICO-0.8%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    9,900   2/06/97                                3.55        9,900,000

            Total Commercial Paper
            (amortized cost $282,130,000)                    282,130,000

            TOTAL INVESTMENTS-105.0%
            (amortized cost $1,268,129,444)                1,268,137,953
            Other assets less liabilities-(5.0%)             (60,653,603)

            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            1,209,398,117 shares outstanding)             $1,207,484,350


# All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMT   Alternative Minimum Tax
BAN   Bond Anticipation Note
FGIC  Financial Guaranty Insurance Company
FSA   Financial Security Assuarance
GO    General Obligation
HDA   Housing Development Authority
HFA   Housing Finance Agency/Authority
IDA   Industrial Development Authority
IDB   Industrial Development Board
IDR   Industrial Development Revenue
MBIA  Municipal Bond Investors Assurance
MFHR  Multi-Family Housing Revenue
PCR   Pollution Control Revenue
PPB   Periodic Put Bond
RAN   Revenue Anticipation Note
SFMR  Single Family Mortgage Revenue
TAN   Tax Anticipation Note
TRAN  Tax & Revenue Anticipation Note
VRDN  Variable Rate Demand Note


See notes to financial statements.


10



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $22,173,833

EXPENSES
  Advisory fee (Note B)                               $3,028,971
  Distribution assistance and administrative
    service (Note C)                                   1,870,106
  Transfer agency (Note B)                               479,121
  Custodian fees                                         150,084
  Registration fees                                      125,558
  Printing                                                60,273
  Audit and legal fees                                    27,431
  Trustees' fees                                           2,181
  Miscellaneous                                           11,320
  Total expenses                                                      5,755,045
  Net investment income                                              16,418,788

UNREALIZED GAIN ON INVESTMENTS
  Net change in unrealized appreciation of investments                    8,509

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $16,427,297



STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                              SIX MONTHS ENDED
                                                 DEC. 31, 1996     YEAR ENDED
                                                  (UNAUDITED)     JUNE 30,1996
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $   16,418,788   $   35,306,792
  Net realized gain on investments                         -0-          21,901
  Net change in unrealized appreciation of
    investments                                         8,509          (17,829)
  Net increase in net assets from operations       16,427,297       35,310,864

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (16,418,788)     (35,306,792)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                 59,459,489      (41,279,072)
  Total increase (decrease)                        59,467,998      (41,275,000)

NET ASSETS
  Beginning of period                           1,148,016,352    1,189,291,352
  End of period                                $1,207,484,350   $1,148,016,352


See notes to financial statements.


11



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio, pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the six months ended December 31, 1996 for expenses exceeding .95 of 1% of its average daily assets. No reimbursement was required for the six months ended December 31, 1996. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $238,030 for the six months ended December 31, 1996.


12



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1996, the distribution fee amounted to $1,514,486. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1996, such payments by the Portfolio amounted to $355,620 of which $52,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $1,912,276, of which $118,636 expires in the year 2002 and $1,793,640 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1996, capital paid-in aggregated $1,209,388,117. Transactions, all at $1.00 per share, were as follows:

                                             SIX MONTHS ENDED      YEAR ENDED
                                               DEC. 31, 1996        JUNE 30,
                                                (UNAUDITED)           1996
                                             ----------------   ---------------
Shares sold                                    2,345,054,605     4,856,711,351
Shares issued on reinvestments of dividends       16,418,788        35,306,792
Shares redeemed                               (2,302,013,904)   (4,933,297,215)
Net increase (decrease)                           59,459,489       (41,279,072)


13



NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.


                                              SIX MONTHS
                                                ENDED
                                             DECEMBER 31,                        YEAR ENDED JUNE 30,
                                                 1996      ---------------------------------------------------------------
                                             (UNAUDITED)       1996         1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00          $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .014           .029         .028         .018         .020         .034
Net realized and unrealized loss on
  investments                                     -0-            -0-       (.003)          -0-          -0-          -0-
Net increase in net asset value
  from operations                               .014           .029         .025         .018         .020         .034

ADD: CAPITAL CONTRIBUTIONS
Capital contributed by the Adviser                -0-            -0-        .003           -0-          -0-          -0-

LESS: DISTRIBUTIONS
Dividends from net investment income           (.014)         (.029)       (.028)       (.018)       (.020)       (.034)
Net asset value, end of period                 $1.00          $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on
  net asset value (a)                           2.72%(b)       2.93%        2.83%(c)     1.81%        2.05%        3.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,207         $1,148       $1,189       $1,134       $1,016         $914
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .95%(b)        .95%         .94%         .92%         .92%         .92%
  Expenses, before waivers and
    reimbursements                               .95%(b)        .95%         .95%         .94%         .94%         .95%
  Net investment income (d)                     2.71%(b)       2.90%        2.78%        1.80%        2.02%        3.40%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Annualized.

(c)  The capital contribution by the Adviser had no effect on total return.

(d)  Net of expenses reimbursed or waived by the Adviser.


14



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

TRUSTEES
DAVE H. WILLIAMS, CHAIRMAN
JOHN D. CARIFA
SAM Y. CROSS
CHARLES H.P. DUELL
WILLIAM H. FOULK, JR.
ELIZABETH J. MCCORMACK
DAVID K. STORRS
SHELBY WHITE

OFFICERS
RONALD M. WHITEHILL, PRESIDENT
DREW BIEGEL, SENIOR VICE PRESIDENT
JOHN R. BONCZEK, SENIOR VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
ROBERT I. KURZWEIL, SENIOR VICE PRESIDENT
WAYNE D. LYSKI, SENIOR VICE PRESIDENT
PATRICIA NETTER, SENIOR VICE PRESIDENT
RONALD R. VALEGGIA, SENIOR VICE PRESIDENT
DORIS T. CILIBERTI, VICE PRESIDENT
WILLIAM J. FAGAN, VICE PRESIDENT
JOSEPH R. LASPINA, VICE PRESIDENT
LINDA D. NEIL, VICE PRESIDENT
WILLIAM E. OLIVER, VICE PRESIDENT
RAYMOND J. PAPERA, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
JOSEPH J. MANTINEO, CONTROLLER

CUSTODIAN
STATE STREET BANK AND TRUST COMPANY
P.O. Box 1912
Boston, MA 02105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

AUDITORS
MCGLADREY & PULLEN, LLP
555 Fifth Avenue
New York, NY 10017

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520

DISTRIBUTOR
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105


15



ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 6 4 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

AMTSR
ALC64PR07